Acquisitions, Investments and Disposals	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Acquisitions, Investments and Disposals
4.	ACQUISITIONS, INVESTMENTS AND DISPOSALS

The Group experienced the following acquisitions and disposals between January 1, 2012 and December 31, 2014.

(a)	Cognor Stahlhandel GmbH

On September 25, 2012, the Group acquired a 100% interest in Cognor Stahlhandel GmbH (“Cognor”), a metallurgical trader located in Austria, for $29,056 paid in cash. Before the acquisition, the 100% of the shares of Cognor were pledged to secure the Group’s loan issued to the related metallurgical plants (Note 10(a)). The acquisition is consistent with the Group’s strategy to expand its sales network and enlarge its client base. Cognor is included in the Steel segment.

This acquisition was accounted for using the purchase method of accounting. The results of operations of Cognor are included in the consolidated financial statements from the date of acquisition of control, September 25, 2012. The following table summarizes the historical values of net assets acquired at the date of acquisition of control:

September 25, 2012
Cash and cash equivalents	4,884
Other current assets	107,839
Property, plant and equipment	49,097
Other non-current assets	3,384
Current liabilities	(184,027)
Non-current liabilities	(11,443)
Deferred income tax liabilities	(2,573)
Fair value of net assets (liabilities) acquired	(32,839)
Fair value of noncontrolling interest	(54)

Goodwill	61,949

Total investment	29,056

Goodwill of $61,949 arising from the Group’s acquisition of Cognor represented expected benefits from the synergies related to the expansion of the trading activities and strengthening the position in the European market. As a result of the impairment analysis, an impairment loss of $62,118 for the year ended December 31, 2012 was recognized.

(b)	Lomprom Rostov

On November 22, 2012, the Group acquired 100% of the shares of Lomprom Rostov, a factory performing collection and storage of scrap metal located in Shakhty, Russia, for a consideration of $100 paid in cash. Before the acquisition, the 100% of the shares of Lomprom Rostov were pledged to secure the Group’s loan issued to the related metallurgical plants (Note 10(a)). The acquisition is consistent with the Group’s program to decrease the cost of steel products production, in particular, the cost of production based on smelt-furnace. Lomprom Rostov, subsequently renamed into Mechel Vtormet Rostov, is included in the Steel segment.

This acquisition was accounted for using the purchase method of accounting. The results of operations of Lomprom Rostov are included in the consolidated financial statements from the date of acquisition of control, November 22, 2012. The following table summarizes the historical values of net assets acquired at the date of acquisition of control:

November 22, 2012
Cash and cash equivalents	76
Other current assets	4,758
Property, plant and equipment	22,970
Other non-current assets	2
Current liabilities	(18,404)
Non-current liabilities	(22,416)
Deferred income taxes	(37)

Fair value of net assets acquired	(13,051)
Goodwill	13,151

Total investment	100

Goodwill of $13,151 arising from the Group’s acquisition of Lomprom Rostov represented the expected benefits from the synergies related to the reduction in production costs from using scrap in the Group’s subsidiaries melting operations. The results of Lomprom Rostov are included in the Steel segment.

(c)	Discontinued operations

DEMP

As of December 31, 2013 and 2012, the Group classified DEMP as held for sale (assets and liabilities of discontinued operations) and excluded the result of DEMP from continuing operations and reported them as discontinued operations for the year ended December 31, 2013 and prior periods.

Due to the existing uncertainty in the economic and political situation in Ukraine further negotiations on the sale of DEMP were suspended. As a result, the Group reclassified DEMP as held and used, excluded the result of DEMP from discontinued operations as of December 31, 2014. Following the classification of DEMP as held and used, the fair value of net assets, as the lower of carrying amounts and fair value, was determined.

Based on the results of the impairment analysis of long-lived assets performed by the Group, impairment losses of DEMP’s long-lived assets of $18,020, $177,417 and $nil, and of DEMP’s goodwill of $nil, $nil, and $205,522 were recognized during the years ended December 31, 2014, 2013 and 2012, respectively.

The carrying amount of inventories in the amount of $9,228 was written down to $nil as of December 31, 2014. A provision in the amount of $28,306 was recorded for the overpayment of income tax as of December 31, 2014 because of the low probability to reimburse the related receivable.

The results of DEMP reclassified from discontinued operations to continuing operations for the year ended December 31, 2014 and prior periods are presented below:

	December 31, 2014	December 31, 2013	December 31, 2012
Revenue	23,040	94,617	363,055
Cost of goods sold	(27,235)	(97,431)	(374,402)
Impairment of assets	(18,020)	(177,417)	(205,522)
Selling, general and administrative expenses	(13,436)	(34,242)	(38,879)
Interest income and expenses, net	(971)	(2,446)	(3,269)
Foreign exchange (loss) gain	(57,060)	2,020	677
Other (expenses) and income, net	(152)	9,704	129

Loss from continuing operations, before income tax	(93,834)	(205,195)	(258,211)

Income tax (expense) benefit	(28,367)	28,944	4,920

Net loss from continuing operations	(122,201)	(176,251)	(253,291)

Toplofikatsia Rousse

On December 13, 2012, the Group entered into an agreement with a third party to sell 100% of the shares of TPP Rousse for a consideration of $37,757. The transfer of shares was completed on July 5, 2013. The disposal of TPP Rousse is aligned with the revised strategy aimed at restructuring the Group’s assets and development of its core businesses.

The receivables under the sale and purchase agreement and intercompany receivables for the coal supply that existed as of the date of disposal were secured in favor of the Group by the pledge of TPP Rousse shares and receivables of TPP Rousse for electricity sold. As of December 31, 2014 and 2013, accounts receivable due to the Group amounted to $14,753 and $16,920, respectively. Bad debt provision of $14,753 was recorded as of December 31, 2014 in relation to receivables for the coal supply and was included in the discontinued operations. The intragroup sales to TPP Rousse included in revenue from continuing operations in the consolidated statement of operations and comprehensive income (loss) amounted to $nil, $9,449 and $35,248 during the years ended December 31, 2014, 2013 and 2012, respectively.

In the previous periods, the Group’s transactions with TPP Rousse were mainly represented by the coal supply to TPP Rousse, which ceased after the disposal of this entity. The Group did not have any significant continuing involvement in the operations of TPP Rousse after the disposal transaction.

As at December 31, 2012, the Group classified TPP Rousse as held for sale (assets and liabilities of discontinued operations) and excluded the result of TPP Rousse from continuing operations and reported them as discontinued operations for the year ended December 31, 2013 and prior periods.

Following the classification of TPP Rousse as held for sale, the fair value of net assets was determined. The impairment loss of goodwill and long-lived assets of $82,742 and $13,031, respectively, for the year ended December 31, 2012 was recognized to reduce the carrying amount of the assets and liabilities of the discontinued operations to their fair value less costs to sell. No additional impairment was recognized during 2013. The impairment loss was recognized in consolidated statements of operations and comprehensive income (loss) under the “Loss from discontinued operations, net of income tax” line.

The results of TPP Rousse presented as discontinued operations in the consolidated statements of operations and comprehensive income (loss) were as follows for the years ended December 31, 2013 and 2012:

	2013	2012
Revenue, net	18,595	37,010
Loss from discontinued operations before income taxes	(262)	(110,668)
Income tax benefit	209	2,239

Loss from discontinued operations, net of income tax	(53)	(108,429)

The carrying amounts of the major classes of assets and liabilities of TPP Rousse presented as discontinued operations in consolidated balance sheets were as follows as of date of disposal and December 31, 2012:

	July 5, 2013	December 31, 2012
Condensed balance sheet selected data
Cash and cash equivalents	3,572	3,035
Accounts receivable, net of allowance for doubtful accounts	9,589	5,681
Inventories	3,244	5,854
Prepayments and other current assets	489	533
Property, plant and equipment and other non-current assets, net	41,146	44,120

Total current assets of discontinued operations	58,040	59,223

Accounts payable and accrued expenses	21,721	3,800
Short-term borrowings and current portion of long-term debt	0	12,234
Other current liabilities	1,536	1,767

Total current liabilities of discontinued operations	23,257	17,801

The result of TPP Rousse as discontinued operations was included in the Power segment. The result of TPP Rousse for the year ended December 31, 2013 includes gain on disposal of subsidiary, which was calculated as follows as of the date of disposal:

July 5, 2013
Consideration received	37,757
Net assets disposed of	(34,783)
Accumulated currency translation adjustment attributable to disposal of TPP Rousse transferred to the current period income (loss)	2,633

Gain on disposal of TPP Rousse	5,607

Invicta

On July 18, 2013, the Group entered into an agreement with a third party to sell 100% of the shares of Invicta Merchant Bar Limited (“Invicta”) for the total consideration of $1,668. The transfer of shares was completed on the same date. The disposal of Invicta was aligned with the revised strategy aimed at restructuring the Group’s assets and development of its core businesses.

In the previous periods, the Group’s transactions with Invicta mainly consisted of the steel products resale, which ceased after the disposal of this entity. The Group did not have significant continuing involvement in the operations of Invicta after the disposal transaction. Intercompany purchases of Invicta’s tolling services amounted to $nil, $18 and $4,551 during the years ended December 31, 2014, 2013 and 2012, respectively.

As of December 31, 2013 and 2012, the Group classified Invicta as held for sale (assets and liabilities of discontinued operations) and excluded the result of Invicta from continuing operations and reported them as discontinued operations for the year ended December 31, 2013 and prior periods.

Following the classification of Invicta as held for sale, the fair value of net assets of this entity was determined. The impairment of goodwill and long-lived assets of $2,768 and $4,198, respectively, for the year ended December 31, 2013 was recognized to reduce the carrying amount of the assets and liabilities of the discontinued operations to their fair value less costs to sell. The impairment loss was recognized in the consolidated statements of operations and comprehensive income (loss) under the “Loss from discontinued operations, net of income tax” line.

The results of Invicta presented as discontinued operations in consolidated statements of operations and comprehensive income (loss) were as follows for the year ended December 31, 2013, 2012.

	Years ended
	December 31, 2013	December 31, 2012
Revenue, net	9,761	12,642
Loss from discontinued operations before income taxes	(13,303)	(3,588)
Income tax benefit	—	—

Loss from discontinued operations, net of income tax	(13,303)	(3,588)

The carrying amounts of the major classes of assets and liabilities of Invicta presented as assets and liabilities of discontinued operations in the consolidated balance sheets were as follows as of July 18, 2013 and December 31, 2012:

	July 18, 2013	December 31, 2012
Condensed balance sheet selected data
Cash and cash equivalents	44	163
Accounts receivable, net of allowance for doubtful accounts	8	183
Inventories	543	579
Prepayments and other current assets	191	947
Property, plant and equipment, net	2,864	8,019
Goodwill	—	2,980

Total current assets of discontinued operations	3,650	12,871

Accounts payable and accrued expenses	1,855	1,052
Other current liabilities	127	79

Total current liabilities of discontinued operations	1,982	1,131

The result of Invicta as discontinued operations was included in the Steel segment. The result of Invicta for the year ended December 31, 2013 includes loss on disposal of subsidiary, which was calculated as follows as of the date of disposal:

July 18, 2013
Consideration received	1,668
Net assets disposed of	(1,668)
Accumulated currency translation adjustment attributable to disposal of Invicta transferred to the current period income (loss)	229

Gain on disposal of Invicta	229

Mechel Vtormet Rostov (former Lomprom Rostov)

On July 17, 2013, the Group entered into an agreement with a third party to sell 100% of the shares of Lomprom Rostov for the total consideration of $517. The transfer of shares was completed on the same date. The disposal of Lomprom Rostov was aligned with the revised strategy aimed at restructuring the Group’s assets and development of its core businesses.

Loan issued by the Group to Lomprom Rostov in the amount of $6,121 and $4,720 (including interest payables) as of December 31, 2013 and 2012, respectively, was expected to be fully repaid till August 2015. The bad debt provision of $5,515 related to the loan issued was recorded as of December 31, 2014 and was included in the discontinued operations. Other intercompany transactions are not significant and ceased after the disposal of this entity. The Group did not have any significant continuing involvement in the operations of Lomprom Rostov after the disposal transaction.

As of December 31, 2013 and 2012, the Group classified Lomprom Rostov as held for sale (assets and liabilities of discontinued operations) and excluded the result of Lomprom Rostov from continuing operations and reported as discontinued operations for the twelve months ended December 31, 2013 and prior periods. Following the classification of Lomprom Rostov as held for sale, the fair value of net assets of this entity was determined. The impairment loss of goodwill of $2,597 for the twelve months ended December 31, 2013 was recognized to reduce the carrying amount of the assets and liabilities of the discontinued operations to their fair value less costs to sell. The impairment loss was recognized in the consolidated statements of operations and comprehensive income (loss) under the “Loss from discontinued operations, net of income tax”.

The intragroup sales to the discontinued component included in revenue from continuing operations in the consolidated financial statement of operations and comprehensive income (loss) amounted to $nil, $nil and $19,977 during the year ended December 31, 2014, 2013 and 2012, respectively.

The results of Lomprom Rostov presented as discontinued operations in consolidated statements of operations and comprehensive income (loss) were as follows for:

	Period ended July 17, 2013	Year ended December 31, 2012
Revenue, net	151,307	25,765
Gain from discontinued operations before income taxes	4,479	(455)
Income tax benefit	1,585	280

Gain (loss) from discontinued operations, net of income taxes	6,064	(175)

The carrying amounts of major classes of assets and liabilities of disposed companies were as follows as of:

	July 17, 2013	December 31, 2012
Cash and cash equivalents	2,166	111
Accounts receivable, net of allowance for doubtful accounts	18,687	20,374
Inventories	829	14,236
Prepayments and other current assets	4,428	2,743
Property, plant and equipment, net	21,164	24,122
Goodwill	9,862	12,830

Total current assets of discontinued operations	57,136	74,416

Accounts payable and accrued expenses	25,504	27,466
Short-term borrowings and current portion of long-term debt	30,720	27,089
Other current liabilities	—	—

Total current liabilities of discontinued operations	56,224	54,555

The result of Lomprom Rostov as discontinued operations was included in the Steel segment. The result of Lomprom Rostov for the year ended December 31, 2013 includes loss on disposal of subsidiary, which was calculated as follows as of the date of disposal:

July 17, 2013
Consideration received	517
Net assets disposed of	(912)
Accumulated currency translation adjustment attributable to disposal of Lomprom Rostov transferred to the current period income (loss)	5,272

Gain on disposal of Lomprom Rostov	4,877

TFP, Voskhod-Oriel, Voskhod-Chrome, Voskhod Trading

On July 10, 2013, the Group entered into a sale and purchase agreement with a third party to sell 100% of the share capital of Tikhvin Ferroalloy plant (“TFP”), Voskhod-Oriel LLP (“Voskhod-Oriel”), Voskhod-Chrome LLP (“Voskhod-Chrome”) and Voskhod Trading LLP (“Voskhod Trading”) for a consideration of $425,000. The transfer of shares was completed on December 27, 2013 and the amount of consideration was received in full till the end of the year less income tax of $1,000 withheld by the seller in favor of the government of the Republic of Kazakhstan. On January 30, 2014, the Group received $15,096 from the buyer as reimbursement of cash, which was held on bank accounts of the companies disposed of at the date of disposal, as part of consideration under the sale and purchase agreement. The additional expenses related to the bargain were presented mainly by consulting services of third party banks and amounted to $8,738. The disposal of TFP, Voskhod-Oriel, Voskhod-Chrome and Voskhod Trading is aligned with the revised strategy aimed at restructuring the Group’s assets and development of its core businesses.

The Group concluded that the companies disposed of met the criteria of discontinued operations and excluded the result of the component disposed of from continuing operations and reported it as discontinued operations for the period ended December 27, 2013 and prior periods.

The intragroup sales to the discontinued component included in revenue from continuing operations in the consolidated statement of operations and comprehensive income (loss) amounted to $5,063 and $7,675 during the years ended December 31, 2013 and 2012, respectively. The intragroup purchases from the discontinued component included in cost of sales of continuing operations in the consolidated statement of operations and comprehensive income (loss) amounted to $16,362 and $18,095 during the years ended December 31, 2013 and 2012, respectively. Revenue from intragroup sales of $17,294 and $17,992 during the years ended December 31, 2013 and 2012, respectively, was included net of related expenses in “Loss from discontinued operations, net of income tax” line in the consolidated statement of operations and comprehensive income (loss).

The Group’s transactions with the discontinued component were mainly represented by the energy, coal supply to TFP and by the sales of ferroalloy by TFP to Chelyabinsk Metallurgical Plant (“CMP”) and Izhstal, which were mainly ceased after the disposal of this entity. The Group will not have significant continuing involvement in the operations of the discontinued component after the disposal transaction.

Following the classification of TFP, Voskhod-Oriel, Voskhod-Chrome and Voskhod Trading as held for sale, the fair value of net assets was determined. The impairment of property, plant and equipment of $32,712 and of mineral licenses of $842,052 for the year ended December 31, 2013 was recognized to reduce the carrying amount of the assets and liabilities of the discontinued operations to their fair value less costs to sell. The impairment loss was recognized in the consolidated statements of operations and comprehensive income (loss) under the “Loss from discontinued operations, net of income tax” line.

The results of TFP, Voskhod-Oriel, Voskhod-Chrome and Voskhod Trading presented as discontinued operations in the consolidated statements of operations and comprehensive income (loss) were as follows for:

	Period of January 1, 2013 to December 27, 2013	Year ended December 31, 2012
Revenue, net	159,040	197,894
Loss from discontinued operations, before income taxes	(1,370,570)	(71,787)
Income tax benefit	214,894	7,300

Loss from discontinued operations, net of income tax	(1,155,676)	(64,487)

Revenue from sales of ferroalloys to related parties (Zlatoust Metallurgical Plant, Metallurg-Trust) in the amount of $1,858, $6,352 in the years ended December 31, 2013 and 2012, respectively, was presented net of related expenses in “Loss from discontinued operations, net of income tax” line in the consolidated statement of operations and comprehensive income (loss).

The carrying amounts of major classes of assets and liabilities of disposed companies presented as discontinued operations in consolidated balance sheets were as follows as of date of disposal and December 31, 2012:

	December 27, 2013	December 31, 2012
Condensed balance sheet selected data
Cash and cash equivalents	16,161	990
Accounts receivable, net of allowance for doubtful accounts	1,645	822
Due from related parties, net of allowance	0	2,294
Inventories	16,660	22,790
Deferred income tax	6,172	3,123
Prepayments and other current assets	16,978	13,717
Other long-term investments	183	187
Property, plant and equipment, net	307,505	362,303
Mineral licenses, net	119,458	1,203,536
Other non-current assets	11,556	16,400

Total current assets of discontinued operations	496,318	1,626,162

Short-term borrowings and current portion of long-term debt	0	23,500
Accounts payable and accrued expenses	29,757	21,706
Long-term debt	0	7,833
Deferred income taxes	31,719	252,100
Asset retirement obligation	1,002	1,038

Total current liabilities of discontinued operations	62,478	306,177

The results of TFP, Voskhod-Oriel, Voskhod-Chrome and Voskhod Trading as discontinued operations were included in the Ferroalloy segment. The results of TFP, Voskhod-Oriel, Voskhod-Chrome and Voskhod Trading for the year ended December 31, 2013 includes loss on disposal of subsidiaries, which was calculated as follows as of the date of disposal:

December 27, 2013
Consideration received (net of consultancy fees)	430,358
Net assets disposed of	(433,840)
Accumulated currency translation adjustment attributable to disposal of subsidiaries transferred to the current period income (loss)	(279,196)

Loss on disposal of subsidiaries	(282,678)

SUNP

As of December 31, 2014, Southern Urals Nickel Plant (“SUNP”) was recognized as abandoned activity according to a decision to close SUNP without sale. In July 2013, the Group received an approval from the governmental authorities to abandon the industrial complex. The closure of SUNP is aligned with the revised strategy aimed at restructuring the Group’s assets and development of its core businesses.

On May 25, 2013, the Group approved the plan of staff curtailment according to which a number of SUNP’s personnel was reduced to 274 workers as of December 31, 2013. As of December 31, 2014, the number of personnel increased to 315 workers due to cease of third parties security services and redirection of these functions to SUNP’s internal employees as part of the Group’s efforts to reduce SUNP’s costs.

The intragroup sales to SUNP included in revenue from continuing operations in the consolidated statement of operations and comprehensive income (loss) amounted to $nil, $nil and $75,401 during the years ended December 31, 2014, 2013 and 2012, respectively. The intragroup purchases from SUNP included in cost of goods sold of continuing operations in the consolidated statement of operations and comprehensive income (loss) amounted to $683, $1,078 and $29,724 during the years ended December 31, 2014, 2013 and 2012, respectively. Revenue from intragroup sales of $nil, $nil and $27,194 during the years ended December 31, 2014, 2013 and 2012, respectively, were included net of related expenses in “Loss from discontinued operations, net of income tax” line in the consolidated statement of operations and comprehensive income (loss). The Group’s transactions with SUNP were mainly represented by the coal, energy and limestone supply to SUNP and by the sales of ferroalloy and industrial scrap by SUNP to CMP and Izhstal.

The Group excluded the result of the company from continuing operations and reported them as discontinued operations for the year ended December 31, 2014 and prior periods.

The impairment of property, plant and equipment and nickel mineral license of $nil, $965 and $93,752 for the years ended December 31, 2014, 2013 and 2012, respectively, was recognized to reduce the carrying amount of the assets and liabilities of SUNP to their fair value. The impairment of goodwill in the amount of $6,950 was recognized for the year ended December 31, 2012. The impairment losses were recognized in the consolidated financial statement of operations and comprehensive income (loss) under the “Loss from discontinued operations, net of income tax” line.

The results of SUNP presented as discontinued operations in the consolidated statements of operations and comprehensive income (loss) were as follows for the years ended:

	December 31, 2014	December 31, 2013	December 31, 2012
Revenue	1,782	2,607	196,894
Cost of goods sold	(2,225)	(3,431)	(215,857)
Accretion expenses	(1,014)	(458)	(475)
Impairment of PPE, mineral license, goodwill	—	(965)	(101,227)
Selling, general and administrative expenses	(4,670)	(19,541)	(46,017)
Interest income and expenses, net	(95)	(3,159)	(12,027)
Foreign exchange gain	32,282	3,694	19
Other income and expenses, net	2,928	3,410	399

Profit (loss) of discontinued operations, before income tax	28,988	(17,843)	(178,291)

Income tax benefit	—	—	1,191

Income (loss) from discontinued operations, net of income tax	28,988	(17,843)	(177,100)

Revenue from sales of ferroalloys to related parties in the amount of $nil, $nil and $8,417 in the years ended December 31, 2014, 2013 and 2012, respectively, was presented net of related expenses in “Loss from discontinued operations, net of income tax” line in the consolidated statement of operations and comprehensive income (loss).

The carrying amounts of the major classes of assets and liabilities of SUNP in the consolidated balance sheets were as follows as of December 31, 2014 and 2013:

	December 31, 2014	December 31, 2013
Condensed balance sheet selected data
Cash and cash equivalents	63	201
Accounts receivable, net of allowance for doubtful accounts	891	63
Inventories	120	1,180
Prepayments and other current assets	230	1,822

Total current assets	1,304	3,266
Property, plant and equipment and other non-current assets, net	—	5,024
Other non-current assets	657	—

Total non-current assets	657	5,024

Total assets	1,961	8,290

Accounts payable and accrued expenses	5,691	13,376
Asset retirement obligation	1,132	339

Total current liabilities	6,823	13,715

Asset retirement obligation	2,830	8,466

Total non-current liabilities	2,830	8,466

Total liabilities	9,653	22,181

The results of SUNP as discontinued operations are included in the Steel segment.

The BCG Companies

In December 2014, the Group entered into an agreement with a third party to sell 100% of the shares of the BCG Companies. The total consideration for the sale of the BCG Companies under the shares sale agreement consists of: (1) an immediate cash payment of $5,000; (2) future royalty payments on coal mined and sold in the amount of $3.00 per short ton, capped at $150,000; (3) a portion of a sale price in case of any future sale of the BCG Companies and/or its assets, amounting to 12.5% or 10% of the total consideration if the sale transaction closed within, respectively, five or ten years of the sale to the buyer. The fair value of future royalty payments and portion of selling price in case of future resale of the BCG Companies was not assessed by the Group as it was impracticable at the date of sale.

The contingent payment arising upon the acquisition of the BCG Companies of $29,936, which depends on the results of additional geological researches of reserves (“Drilling Program”), was released on the date of transfer of shares, February 12, 2015. The Group incurred expenses of $3,415 related to consulting services from third party banks in connection with the sale. The disposal of the BCG Companies is aligned with the revised strategy aimed at restructuring the Group’s assets and development of its core businesses.

The Group concluded that the companies disposed of met the criteria of discontinued operations and excluded the result of the component disposed of from continuing operations and reported them as discontinued operations for the period ended December 31, 2014 and prior periods.

The intragroup sales to the discontinued component included in revenue from continuing operations in the consolidated statement of operations and comprehensive income (loss) amounted to $nil, $147 and $221 during the years ended December 31, 2014, 2013 and 2012, respectively. The intragroup purchases from the discontinued component included in cost of goods sold of continuing operations in the consolidated statement of operations and comprehensive income (loss) amounted to $nil, $nil and $14,983 during the years ended December 31, 2014, 2013 and 2012, respectively. Revenue from intragroup sales of $nil, $nil and $14,983 during the years ended December 31, 2014, 2013 and 2012, respectively, was included net of related expenses in “Loss from discontinued operations, net of income tax” line in the consolidated statement of operations and comprehensive income (loss).

The Group’s transactions with the discontinued component were mainly represented by the sales of coal produced by the BCG Companies to third party buyers through Mechel Trading AG and Mechel-Carbon AG, which are to be ceased after the disposal. The Group will not have significant continuing involvement in the operations of the discontinued component after the disposal transaction.

Following the classification of the BCG Companies as held for sale, the fair value of net assets was determined. The impairment of property, plant and equipment and mineral licenses, net of income tax effect, of $1,440,021 was recognized to reduce the carrying amount of the assets and liabilities of the discontinued operations to their fair value less costs to sell for the year ended December 31, 2014.

The results of the BCG Companies presented as discontinued operations in the consolidated statements of operations and comprehensive income (loss) were as follows for:

	Years ended
	December 31, 2014	December 31, 2013	December 31, 2012
Revenue	10,762	164,837	240,126
Cost of goods sold	(23,768)	(214,148)	(262,036)
Selling, general and administrative expenses	(52,427)	(37,509)	(59,908)
Interest income and expenses	(3,755)	(3,879)	(5,895)
Other income and expenses	1,206	528	(639)

Loss of discontinued operations, before income taxes	(67,982)	(90,171)	(88,352)

Income tax benefit	27,654	54,394	54,676

Loss recognised on classification as held for sale	(1,440,021)	—	—

Loss from discontinued operations, net of income tax	(1,480,349)	(35,777)	(33,676)

The carrying amounts of major classes of assets and liabilities of the held for sales companies presented as discontinued operations in consolidated balance sheets were as follows as of date of disposal and December 31, 2014:

	December 31, 2014	December 31, 2013
Condensed balance sheet selected data
Cash and cash equivalents	1,615	1,603
Accounts receivable, net of allowance for doubtful accounts	2,104	5,286
Inventories	1,280	5,416
Deferred income tax	—	9,881
Prepayments and other current assets	2,504	2,973
Property, plant and equipment, net	110,721	—
Mineral licenses, net	1,976,684	—
Other non-current assets	34,249	—

Total major classes of assets of discontinued operations	2,129,157	25,159

Loss recognised on classification as held for sale	(1,977,555)	—

Total current assets of discontinued operations	151,602	25,159

Property, plant and equipment, net	—	145,792
Mineral licenses, net	—	1,977,548
Other non-current assets	—	33,033

Total non-current assets of discontinued operations	—	2,156,373

Total assets of discontinued operations	151,602	2,181,532

Short-term borrowings and current portion of long-term debt	10,979	6,758
Accounts payable and accrued expenses	39,085	49,149
Deferred income taxes	537,535	—
Pension obligation	55,122	1,813
Finance lease	—	61
Asset retirement obligation	6,556	—
Other current liability	8,355

Total major classes of liabilities of discontinued operations	657,632	57,781

Reduction in deferred tax liability relating to loss recognized on classification as held for sale	(537,535)	—

Total current liabilities of discontinued operations	120,097	57,781

Long-term debt	—	6,940
Asset retirement obligation	—	6,568
Pension obligation	—	47,421
Deferred income taxes	—	576,578
Finance lease	—	10
Other non-current liability	—	36,074

Total non-current liabilities of discontinued operations	—	673,591

Total liabilities of discontinued operations	120,097	731,372

The results of the BCG Companies as discontinued operations were included in the Mining segment.

(d)	Disposal of subsidiaries

During the period from February 15, 2013 through February 18, 2013, the Group disposed of 86.6% interest in Mechel Targoviste S.A., 86.6% interest in Mechel Campia Turzii S.A., 100% interest in Ductil Steel and 90.9% interest in Laminorul S.A. for a nominal consideration of 230 romanian lei ($0.1 as of the date of agreement) paid in cash. The disposal is consistent with the Group’s strategy aimed at development of its core business, in particular consolidating the Group’s leading position as a metallurgical coal producer.

All companies disposed of were accounted for in the Steel segment. The carrying amounts of major classes of assets and liabilities of disposed companies as of the dates of disposal were as follows:

February 15-18, 2013
Cash and cash equivalents	547
Other current assets	106,386
Property, plant and equipment	1,530
Other non-current assets	708
Current liabilities	(131,456)
Non-current liabilities	(4,083)

Total net liabilities	(26,368)
Accumulated currency translation adjustment attributable to disposal of subsidiaries transferred to the current period income (loss)	(68,952)
Noncontrolling interests	(37,728)

Loss on disposal of subsidiaries	(80,312)

The fair value of the Group’s net receivables from the companies disposed of as of the disposal dates is $nil.

The Group concluded that the companies disposed of did not meet the criteria of discontinued operations as of December 31, 2013, because the Group expected that after their disposal there will be significant cash flows from a migration of activities, exceeding a threshold set by the Group of 15% of the cash flows that would have been expected to be generated by the companies disposed of absent the disposal transaction. The Group did not have material operations with the disposed companies in 2014.

(e)	Goodwill

Balance at December 31, 2011	1,046,818
Acquisition of Cognor (Note 4(a)), Steel segment	61,949
Acquisition of Lomprom (Note 4(b)), Steel segment	12,830
Discontinued operation — Lomprom (Note 4(c)), Steel segment	(12,830)
Impairment (Note 24)	(361,969)
Translation difference	36,017

Balance at December 31, 2012	782,815
Impairment (Note 24)	(38,310)
Translation difference	(56,742)

Balance at December 31, 2013	687,763
Impairment (Note 24)	—
Translation difference	(284,556)

Balance at December 31, 2014	403,207

Goodwill arising on the above acquisitions is not deductible for tax purposes.

As of December 31, 2014, the gross amount of goodwill and accumulated impairment losses were $711,088 and $307,881, respectively. As of December 31, 2013, the gross amount of goodwill and accumulated impairment losses were $995,644 and $307,881, respectively.

(f)	Non-controlling interests

The following table summarizes changes in non-controlling interests for the three years ended December 31, 2014, 2013 and 2012:

Balance at December 31, 2011	371,337
Purchase of non-controlling interest in existing subsidiaries by the Group	(528)
New acquisitions	54
Effect of change in ownership of subsidiaries	675
Dividends declared to shareholders of Mechel Mining OAO	(8,026)
Dividends declared to shareholders of SKCC	(24,087)
Non-controlling share in subsidiaries’ income	(317)
Translation difference	23,168

Balance at December 31, 2012	362,276
Purchase of non-controlling interest in existing subsidiaries by the Group	(76,080)
Effect from disposal of subsidiaries	37,729
Dividends declared to shareholders of SKCC	(8,876)
Non-controlling share in subsidiaries’ income	5,047
Translation difference	(25,751)

Balance at December 31, 2013	294,345
Purchase of non-controlling interest in existing subsidiaries by the Group	—
Sale of subsidiaries’ shares to non-controlling interest	66
Dividends declared to non-controlling interest	(50)
Non-controlling share in subsidiaries’ loss	(24,308)
Translation difference	(116,649)

Balance at December 31, 2014	153,404

At various dates during 2013 and 2012, the Group purchased non-controlling interest in the following subsidiaries:

Year ended December 31, 2012	Date of acquisition	Non-controlling interest acquired		Cash consideration
		%	Amount
Izhstal	October	1.63%	435	595
BMP	March	0.03%	12	33
Other	July-August	0.03%	81	4

			528	632

Year ended December 31, 2013	Date of acquisition	Non-controlling interest acquired		Cash consideration
		%	Amount
TOPM	March	0.21%	652	33
KMP	August-November	4.40%	37,878	29,158
Mechel Mining OAO	November	1.31%	3,043	57,986
Effect of changes in ownership of subsidiaries within the Group	November		34,507	—

			76,080	87,177

In October 2012, the Group acquired 1.63% of voting shares of Izhstal for $595 paid in cash. The purchase of non-controlling interest in Izhstal was accounted for as an equity transaction (Note 19(e)).

In March 2012, the Group acquired 0.03% of voting shares of BMP for $33 paid in cash. The purchase of non-controlling interest in BMP was accounted for as an equity transaction (Note 19(e)).

In March 2013, the Group purchased 0.21% of TOPM from noncontrolling shareholders for $33 paid in cash. The purchase of non-controlling interest in TOPM was accounted for as an equity transaction (Note 19(e)).

On different dates from August 2013 through November 2013, the Group purchased 4.40% of KMP from non-controlling shareholders for $29,158 cash consideration. The purchase of non-controlling interest in KMP was accounted for as an equity transaction (Note 19(e)).

In November 2013, the Group purchased 1.31% of Mechel Mining OAO from the Controlling Shareholder for $57,986 cash consideration. The transaction was accounted for as an equity transaction (Note 19(e)). The Group has 99.999995% of voting shares of Mechel Mining OAO as of December 31, 2014.